PROPERTY AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
PROPERTY AND EQUIPMENT
Total	¥ 1,549,838	¥ 1,159,895
Accumulated depreciation	(737,874)	(456,981)
Property and equipment-net	811,964	702,914
Impairment loss on long-lived assets	0	34,884
Leasehold improvements
PROPERTY AND EQUIPMENT
Total	237,870	159,384
Furniture and fixtures
PROPERTY AND EQUIPMENT
Total	127,254	101,179
Computers
PROPERTY AND EQUIPMENT
Total	1,165,312	880,474
Assets under capital leases, primarily office equipment
PROPERTY AND EQUIPMENT
Total	¥ 19,402	¥ 18,858